Stock Options (Narrative) (Details) (USD $)	12 Months Ended		51 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended							12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013	Dec. 28, 2013	Dec. 28, 2013 Original 2011 Fixed Share Option Plan [Member]	Dec. 31, 2012 Original 2011 Fixed Share Option Plan [Member]	Jun. 26, 2012 Original 2011 Fixed Share Option Plan [Member]	Sep. 30, 2011 Original 2011 Fixed Share Option Plan [Member]	Dec. 28, 2013 Amended 2011 Fixed Share Option Plan [Member]	Dec. 31, 2012 Amended 2011 Fixed Share Option Plan [Member]	Sep. 09, 2013 Amended 2011 Fixed Share Option Plan [Member]	Sep. 08, 2013 Amended 2011 Fixed Share Option Plan [Member]	Jun. 26, 2012 Amended 2011 Fixed Share Option Plan [Member]	Dec. 28, 2013 Amended 2011 Fixed Share Option Plan [Member] Consulting and contract labour [Member]	Dec. 31, 2012 Amended 2011 Fixed Share Option Plan [Member] Consulting and contract labour [Member]	Dec. 28, 2013 Amended 2011 Fixed Share Option Plan [Member] Salaries and benefits [Member]	Dec. 31, 2012 Amended 2011 Fixed Share Option Plan [Member] Salaries and benefits [Member]	Dec. 28, 2013 2010 Fixed Share Option Plan [Member]	Dec. 31, 2012 2010 Fixed Share Option Plan [Member]	Sep. 30, 2010 2010 Fixed Share Option Plan [Member]	Dec. 28, 2013 2010 Fixed Share Option Plan [Member] Consulting and contract labour [Member]	Dec. 31, 2012 2010 Fixed Share Option Plan [Member] Consulting and contract labour [Member]	Dec. 28, 2013 2010 Fixed Share Option Plan [Member] Salaries and benefits [Member]	Dec. 31, 2012 2010 Fixed Share Option Plan [Member] Salaries and benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	6,416,043	5,281,945		6,468,799			8,224,240	8,224,240			8,894,539	8,512,976	8,512,976							7,057,640
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	285,000	1,974,500			0	125,000			285,000	1,849,500
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.87	$ 0.87			$ 1.31				$ 2.24	$ 2.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3.05	$ 3.05			$ 2.09				$ 2.30	$ 2.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.25	$ 2.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value					$ 0	$ 210,136			$ 328,757	$ 1,973,289
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period					25,000	85,423			2,253,762	303,250								500,000	862,356
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	196,000	821,229
Share-based Compensation	$ 2,004,647	$ 2,397,819	$ 8,142,956		$ 38,273	$ 210,275			$ 1,889,307	$ 325,724				$ 306,602	$ 45,810	$ 1,582,705	$ 279,914	$ 77,067	$ 1,861,820		$ 0	$ 259,601	$ 77,067	$ 1,602,219